12. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in valuation allowance	$ 757,600	$ 571,400	$ (758,000)
Canada Revenue Agency [Member]
Operating loss carry-forwards		$ 2,700,000
Operating loss carry-forwards beginning expiration year	Dec. 31, 2014
Canadian oil and gas dedication pools	$ 8,900,000